UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of Registered
 Management Investment Company

Investment Company Act file number: 811-604

Washington Mutual Investors Fund, Inc.
(Exact name of registrant as specified in charter)

1101 Vermont Avenue, NW
Washington, DC 20005
(Address of principal executive offices)

Jennifer L. Butler
Secretary
Washington Mutual Investors Fund, Inc.
1101 Vermont Avenue, NW
Washington, DC 20005
(Name and address of agent for service)

Registrant's telephone number, including area code:   (202) 842-5665

Date of fiscal year end: April 30, 2008

Date of reporting period: January 31, 2008

ITEM 1 – Schedule of Investments

Unaudited schedule of investments dated January 31, 2008

Washington Mutual Investors FundSM
Investment portfolio

January 31, 2008		unaudited

		Market value
Common stocks — 97.21%	Shares	(000)

ENERGY — 12.05%
Apache Corp.	4,000,000	$381,760
Baker Hughes Inc.	5,270,000	342,181
Chevron Corp.	34,679,800	2,930,443
ConocoPhillips	5,700,000	457,824
EOG Resources, Inc.	6,070,000	531,125
Exxon Mobil Corp.	27,375,000	2,365,200
Halliburton Co.	5,830,000	193,381
Marathon Oil Corp.	23,225,224	1,088,102
Occidental Petroleum Corp.	3,150,000	213,791
Schlumberger Ltd.	11,235,000	847,793
		9,351,600

MATERIALS — 3.50%
Air Products and Chemicals, Inc.	4,000,000	360,080
Alcoa Inc.	14,850,000	491,535
CRH PLC (ADR)	2,000,000	77,360
E.I. du Pont de Nemours and Co.	14,000,000	632,520
Newmont Mining Corp.	4,700,000	255,398
PPG Industries, Inc.	4,424,119	292,390
Weyerhaeuser Co.	9,000,000	609,480
		2,718,763

INDUSTRIALS — 14.57%
3M Co.	2,800,000	223,020
Boeing Co.	8,000,000	665,440
Caterpillar Inc.	10,580,000	752,661
Deere & Co.	5,250,000	460,740
Eaton Corp.	1,200,000	99,312
Emerson Electric Co.	3,400,000	172,856
General Dynamics Corp.	2,950,000	249,157
General Electric Co.	82,620,000	2,925,574
Illinois Tool Works Inc.	7,100,000	357,840
Ingersoll-Rand Co. Ltd., Class A	4,200,000	165,984
Lockheed Martin Corp.	2,000,000	215,840
Masco Corp.	4,750,000	108,917
Northrop Grumman Corp.	13,200,000	1,047,552
Pitney Bowes Inc.	4,000,000	146,800
Raytheon Co.	3,000,000	195,420
Southwest Airlines Co.	10,500,000	123,165
Tyco International Ltd.	6,343,750	249,690
Union Pacific Corp.	1,400,000	175,042
United Parcel Service, Inc., Class B	26,992,900	1,974,801
United Technologies Corp.	13,605,000	998,743
		11,308,554

		unaudited

		Market value
Common stocks	Shares	(000)

CONSUMER DISCRETIONARY — 8.18%
Best Buy Co., Inc.	13,445,000	$ 656,250
Carnival Corp., units	10,698,800	475,990
Gannett Co., Inc.	4,000,000	148,000
Harley-Davidson, Inc.	3,950,000	160,291
Home Depot, Inc.	3,240,000	99,371
Johnson Controls, Inc.	19,338,200	683,992
Limited Brands, Inc.	16,657,155	317,985
Lowe’s Companies, Inc.	54,300,000	1,435,692
McDonald’s Corp.	10,600,000	567,630
News Corp., Class A	16,160,000	305,424
Target Corp.	21,650,000	1,203,307
VF Corp.	3,800,000	294,006
		6,347,938

CONSUMER STAPLES — 7.81%
Avon Products, Inc.	14,120,700	494,507
Coca-Cola Co.	23,655,000	1,399,666
ConAgra Foods, Inc.	877,100	18,884
H.J. Heinz Co.	3,500,000	148,960
Kellogg Co.	5,000,000	239,500
Kimberly-Clark Corp.	7,250,000	475,963
PepsiCo, Inc.	17,302,568	1,179,862
Procter & Gamble Co.	2,428,000	160,127
SYSCO Corp.	7,100,000	206,255
Walgreen Co.	15,400,000	540,694
Wal-Mart Stores, Inc.	17,665,847	898,838
Wm. Wrigley Jr. Co.	5,154,100	296,000
		6,059,256

HEALTH CARE — 12.33%
Abbott Laboratories	23,820,000	1,341,066
Aetna Inc.	5,670,000	301,984
Amgen Inc.[1]	9,776,000	455,464
Bristol-Myers Squibb Co.	46,490,000	1,078,103
Cardinal Health, Inc.	7,750,000	449,267
Eli Lilly and Co.	21,908,191	1,128,710
Johnson & Johnson	13,850,000	876,151
McKesson Corp.	2,500,000	156,975
Medtronic, Inc.	11,100,000	516,927
Merck & Co., Inc.	30,719,487	1,421,698
Pfizer Inc	22,225,000	519,843
Stryker Corp.	2,650,000	177,471
UnitedHealth Group Inc.	8,350,000	424,514
Wyeth	18,050,000	718,390
		9,566,563

FINANCIALS — 17.11%
AFLAC Inc.	3,505,000	214,962
Allstate Corp.	7,400,000	364,598
American International Group, Inc.	8,026,600	442,747
Bank of America Corp.	49,580,000	2,198,873
Bank of New York Mellon Corp.	10,042,400	468,277
Citigroup Inc.	42,617,200	1,202,657
Countrywide Financial Corp.	15,794,000	109,926
Fannie Mae	33,295,000	1,127,369

		unaudited

		Market value
Common stocks	Shares	(000)

FINANCIALS (continued)
Fifth Third Bancorp	5,200,000	$ 140,920
Freddie Mac	11,382,900	345,926
HSBC Holdings PLC (ADR)	5,172,000	388,831
JPMorgan Chase & Co.	30,700,000	1,459,785
Lincoln National Corp.	5,700,000	309,852
Marsh & McLennan Companies, Inc.	22,966,900	633,886
MGIC Investment Corp.	3,275,000	60,588
SunTrust Banks, Inc.	1,850,000	127,558
U.S. Bancorp	22,503,000	763,977
Wachovia Corp.	13,850,000	539,181
Washington Mutual, Inc.	31,750,000	632,460
Wells Fargo & Co.	45,915,000	1,561,569
XL Capital Ltd., Class A	4,225,000	190,125
		13,284,067

INFORMATION TECHNOLOGY — 8.99%
Google Inc., Class A1	22,000	12,415
Hewlett-Packard Co.	23,585,000	1,031,844
Intel Corp.	38,900,000	824,680
International Business Machines Corp.	20,575,000	2,208,520
Linear Technology Corp.	3,965,000	109,711
Maxim Integrated Products, Inc.	6,000,000	117,960
Microsoft Corp.	45,370,000	1,479,062
Motorola, Inc.	6,500,000	74,945
Oracle Corp.[1]	29,691,943	610,169
Paychex, Inc.	2,000,000	65,440
SAP AG (ADR)	1,500,000	71,700
Texas Instruments Inc.	12,020,000	371,779
		6,978,225

TELECOMMUNICATIONS SERVICES — 5.97%
AT&T Inc.	73,582,500	2,832,190
Sprint Nextel Corp., Series 1	70,500,000	742,365
Verizon Communications Inc.	27,320,000	1,061,109
		4,635,664

UTILITIES — 5.31%
Ameren Corp.	4,700,000	210,607
American Electric Power Co., Inc.	7,100,000	304,093
Constellation Energy Group, Inc.	4,000,000	375,840
Dominion Resources, Inc.	4,550,000	195,650
Entergy Corp.	7,350,000	795,123
Exelon Corp.	18,560,000	1,414,086
FPL Group, Inc.	6,656,475	429,210
NiSource Inc.	2,500,000	47,475
PPL Corp.	1,500,000	73,380
Public Service Enterprise Group Inc.	2,000,000	192,000
Xcel Energy Inc.	4,000,000	83,160
		4,120,624

MISCELLANEOUS — 1.39%
Other common stocks in initial period of acquisition		1,080,041

Total common stocks (cost: $58,100,345,000)		75,451,295

		unaudited

	Principal amount	Market value
Short-term securities — 2.71%	(000)	(000)

American Express Credit Corp. 4.32% due 2/12/2008	$ 25,000	$ 24,964
Bank of America Corp. 2.92% due 2/4/2008	44,400	44,386
CAFCO, LLC 4.45% due 2/26/2008[2]	73,000	72,765
Ciesco LLC 4.33% due 2/27/2008[2]	67,800	67,579
Coca-Cola Co. 4.18%–4.45% due 2/21–2/29/2008[2]	79,600	79,348

Eaton Corp. 4.55% due 3/3/2008[2]	25,000	24,898
Fannie Mae 4.13%–4.31% due 2/13–3/12/2008	186,500	185,933

Federal Farm Credit Banks 3.31% due 8/14/2008	35,000	34,413
Federal Home Loan Bank 2.89%–4.35% due 2/6–4/25/2008	577,697	575,333

Freddie Mac 3.63%–4.28% due 2/8–6/12/2008	236,000	235,068

General Electric Capital Corp. 3.00% due 2/1/2008	20,000	19,998
Harley-Davidson Funding Corp. 4.30% due 2/19/2008[2]	15,000	14,961
IBM International Group Capital LLC 3.79% due 3/14/2008[2]	48,600	48,380
International Lease Finance Corp. 3.72%–4.21% due 3/5–3/17/2008	68,700	68,432

John Deere Credit Ltd. 4.45% due 2/1/2008	17,000	16,998
NetJets Inc. 4.47% due 2/8/2008[2]	43,900	43,850
Paccar Financial Corp. 4.15% due 3/31/2008	25,000	24,868
PepsiCo Inc. 3.03% due 2/25/2008[2]	25,000	24,947
Procter & Gamble International Funding S.C.A. 3.00%–4.72% due 2/19–3/7/2008[2]	121,800	121,466

Union Bank of California, N.A. 3.86%–4.58% due 3/13–4/17/2008	91,300	91,368

United Parcel Service Inc. 4.30%–4.37% due 3/4–3/24/2008[2]	100,000	99,558

Variable Funding Capital Corp. 3.90%–4.35% due 2/11–3/14/2008[2]	102,700	102,388

Walgreen & Co. 3.87% due 2/15/2008	4,000	3,994
Wal-Mart Stores Inc. 3.65%–4.46% due 2/11–3/4/2008[2]	50,000	49,878

Wells Fargo & Co. 3.17% due 3/18/2008	29,000	28,880

Total short-term securities (cost: $2,103,923,000)		2,104,653

Total investment securities (cost: $60,204,268,000)		77,555,948
Other assets less liabilities		61,496

Net assets		$77,617,444

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $750,018,000, which represented .97% of the net assets of the Fund.

ADR = American Depositary Receipts

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$21,336,373
Gross unrealized depreciation on investment securities	(4,007,698)
Net unrealized appreciation on investment securities	17,328,675
Cost of investment securities for federal income tax purposes	60,227,273

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-901-0907O-S10925

ITEM 2 - - Controls and Procedures

The Registrant's Principal Executive Officer and Principal Financial Officer
have concluded,  based  on  their  evaluation  of the  Registrant's  disclosure controls and  procedures  (as defined  in Rule  30a-3(c)  under the
Investment Company Act of 1940), that such controls and procedures are adequate and reasonably  designed to achieve the purposes  described in paragraph (c) of such rule.

There were no changes in the  Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940)
that occurred  during the  Registrant's  last fiscal quarter that has materially affected,  or is  reasonably  likely  to  materially  affect,  the  Registrant's internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Washington Mutual Investors Fund, Inc.

By
/s/ Jeffrey L. Steele, President and Principal Executive Officer

Date: March 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By
                /s/ Jeffrey L. Steele, President and Principal Executive Officer

Date: March 27, 2008

       By
/s/ Michael W. Stockton, Vice President, Treasurer
And Principal Financial Officer

       Date: March 27, 2008